Nature of Operations - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 13, 2025 $ / shares	Aug. 19, 2024 $ / shares	Apr. 30, 2025 CAD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)
Disclosure Of Nature Of Operations [Line Items]
Net losses			$ 30,234	$ 26,115	$ 26,560
Accumulated deficit			128,794	$ 98,560
Cash on hand			$ 10,800
Top of Range
Disclosure Of Nature Of Operations [Line Items]
Bid price of common stock | $ / shares		$ 1
Bottom of Range | Bid Common Shares
Disclosure Of Nature Of Operations [Line Items]
Bid price of common stock | $ / shares	$ 1